United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/07___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___09/30/07___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5028    88153 SH       SOLE                    88153
Bankrate Inc                   COM              06646v108     4207    91217 SH       SOLE                    91217
Bard C.R. Inc.                 COM              067383109     4516    51206 SH       SOLE                    51206
Best Buy Company               COM              086516101     5175   112446 SH       SOLE                   112446
Bright Horizons Family Solutio COM              109195107     6042   141034 SH       SOLE                   141034
Cisco Systems Inc              COM              17275R102     5648   170472 SH       SOLE                   170472
Coach Inc                      COM              189754104     2721    57563 SH       SOLE                    57563
Cognizant Tech Solutions-A     COM              192446102     4612    57796 SH       SOLE                    57796
Conoco Phillips                COM              20825C104      230     2620 SH       SOLE                     2620
Expeditors                     COM              302130109     4665    98634 SH       SOLE                    98634
Express Scripts                COM              302182100     5069    90815 SH       SOLE                    90815
Exxon Mobil Corp               COM              30231G102      293     3167 SH       SOLE                     3167
FMC Technologies Inc           COM              30249U101     8853   153544 SH       SOLE                   153544
Flir Systems Inc               COM              302445101     6053   109273 SH       SOLE                   109273
Garmin LTD                     COM              g37260109     5089    42622 SH       SOLE                    42622
Genentech Inc                  COM              368710406     1220    15638 SH       SOLE                    15638
General Elec                   COM              369604103      356     8591 SH       SOLE                     8591
Genlyte Group Inc              COM              372302109     3671    57128 SH       SOLE                    57128
Google Inc - Cl A              COM              38259p508     3458     6095 SH       SOLE                     6095
Hibbett Sports, Inc.           COM              428567101     2859   115263 SH       SOLE                   115263
ITT Corp                       COM              450911102     5066    74570 SH       SOLE                    74570
Kirby Corp.                    COM              497266106     7518   170328 SH       SOLE                   170328
Laboratory Corp of America Hld COM              50540R409     4540    58040 SH       SOLE                    58040
Manulife Financial Corp.       COM              56501R106     5282   128014 SH       SOLE                   128014
Micros Systems Inc.            COM              594901100     5314    81669 SH       SOLE                    81669
Mobile Telesystems-SP ADR      COM              607409109     2385    34405 SH       SOLE                    34405
Novo-Nordisk Spons ADR         COM              670100205     5631    46520 SH       SOLE                    46520
O'Reilly Automotive            COM              686091109     3603   107843 SH       SOLE                   107843
Oceaneering Intl Inc           COM              675232102     9761   128776 SH       SOLE                   128776
Oshkosh Truck Corp             COM              688239201     7663   123663 SH       SOLE                   123663
Petmed Express Inc             COM              716382106     1964   140212 SH       SOLE                   140212
Qualcomm Inc                   COM              747525103     3250    76903 SH       SOLE                    76903
Sabine Royalty Trust           COM              785688102      698    15835 SH       SOLE                    15835
T. Rowe Price Group Inc        COM              74144T108     3281    58910 SH       SOLE                    58910
Teva Pharm Ind-SP ADR          COM              881624209     4047    91015 SH       SOLE                    91015
Tractor Supply                 COM              892356106     4902   106348 SH       SOLE                   106348
Yahoo                          COM              984332106     3062   114064 SH       SOLE                   114064
Zimmer Holdings                COM              98956P102     5009    61850 SH       SOLE                    61850